Note 4 - Results of Operations, Assets and Liabilities, and Cash Flows from Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015
ZZ Joint Venture [Member]
Product sales and other –related parties									$ 4,753	$ 15,145
Related party consulting services									588	203
Total revenue from discontinued operations									5,341	15,348
Costs and sales and plant operating expenses									7,002	19,713
General and administrative expenses									286	614
Depreciation and amortization									652	1,368
Impairments										20,914
Total costs and expenses from discontinued operations									7,940	42,609
Operation loss from discontinued operations									(2,599)	(27,261)
Foreign currency gains (losses), net									(177)	12
Interest income									31	43
Interest expense									(439)	(372)
Net loss from discontinued operations									(3,184)	(27,578)
Less: net loss attributable to noncontrolling interests									(22)	(654)
Net loss from discontinued operation to SES stockholders									(3,162)	(26,924)
Net comprehensive loss from discontinued operation to SES stockholders									(3,247)	(26,784)
Cash and cash equivalents	$ 12				$ 888				12	888
Certificate of deposit- restricted	2,262				1,635				2,262	1,635
Prepaid expenses and other currents assets	329				137				329	137
Inventory	79				541				79	541
Total current assets of discontinued operation	2,682				3,201				2,682	3,201
Property, plant and equipment, net	8,948				10,229				8,948	10,229
Other long-term assets	1,032				1,377				1,032	1,377
Total assets of discontinued operations	12,662				14,807				12,662	14,807
Accrued expenses and accounts payable	1,698				1,793				1,698	1,793
Accrued expenses and accounts payable-related party	4,853				4,088				4,853	4,088
Line of credit	3,770				3,271				3,770	3,271
Short-term bank loan	3,016				3,271				3,016	3,271
Total Current liabilities of discontinued operations	13,337				12,423				13,337	12,423
Cash flows from operating activities									(661)	(1,153)
Cash flows from investing activities									(792)	(1,980)
Cash flows from financing activities									770	3,255
Net loss from discontinued operations	(426)	$ (220)	$ (954)	$ (1,584)	(851)	$ (1,242)	$ (23,218)	$ (2,267)	(3,184)	(27,578)
Less: net loss attributable to noncontrolling interests									(516)	(654)
Net loss from discontinued operation to SES stockholders	(416)	$ (215)	$ (952)	$ (1,579)	(831)	$ (703)	$ (23,164)	$ (2,226)	(3,162)	(26,924)
Total current assets of discontinued operation	2,682				3,201				2,682	3,201
Total Current liabilities of discontinued operations	$ 13,337				$ 12,423				$ 13,337	$ 12,423